RESTRICTED CASH (Details 2) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014 USD ($) contract	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) contract	Dec. 31, 2013 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Proceeds from Sale of Newbuild Vessels		$ 0	$ 139,200	$ 0
Contracts, Sold | contract			8
Restricted cash in relation to future newbuilding installments		0	$ 6,400
Debt Instrument, Covenant Compliance, Cash Required To Be Maintained		40,300	28,100
Fuel Efficient VLGC [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Proceeds from Sale of Newbuild Vessels	$ 139,200		139,200
Avance Gas [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Contracts, Sold | contract	8
Ship Finance International Limited [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash surplus required for vessel leasing agreements		$ 28,000	$ 0